Employee Benefit Plans (Details 3) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
United States Pension Plans of US Entity, Defined Benefit [Member]
Components of net periodic benefit costs
Service costs	$ 187	$ 172	$ 170
Interest costs	404	393	395
Expected return on plan assets	(448)	(444)	(439)
Settlement and curtailment costs	0	0	17
Amortization of net actuarial (gains) losses	194	196	227
Amortization of prior service costs (credit)	4	7	10
Net periodic benefit costs	341	324	380
Foreign Pension Plans, Defined Benefit [Member]
Components of net periodic benefit costs
Service costs	64	8	0
Interest costs	16	6	0
Expected return on plan assets	(6)	(6)	0
Settlement and curtailment costs	0	8	0
Amortization of net actuarial (gains) losses	0	0	0
Amortization of prior service costs (credit)	0	0	0
Net periodic benefit costs	74	16	0
United States Postretirement Benefit Plans of US Entity, Defined Benefit [Member]
Components of net periodic benefit costs
Service costs	16	16	22
Interest costs	106	111	125
Expected return on plan assets	(76)	(79)	(72)
Settlement and curtailment costs	0	0	0
Amortization of net actuarial (gains) losses	43	38	42
Amortization of prior service costs (credit)	(108)	(83)	(36)
Net periodic benefit costs	(19)	3	81
Foreign Postretirement Benefit Plans, Defined Benefit [Member]
Components of net periodic benefit costs
Service costs	1	1	0
Interest costs	2	2	0
Expected return on plan assets	(1)	0	0
Settlement and curtailment costs	1	1	0
Amortization of net actuarial (gains) losses	0	0	0
Amortization of prior service costs (credit)	0	0	0
Net periodic benefit costs	$ 3	$ 4	$ 0